Investments, at Fair Value (Details Narrative)				1 Months Ended	3 Months Ended		12 Months Ended
		Apr. 27, 2022 USD ($)	Apr. 01, 2022 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) Integer	Jun. 30, 2023 USD ($)	Mar. 31, 2024 USD ($) Integer	Mar. 31, 2023 USD ($)		Aug. 01, 2023 USD ($)
Combined distribution value					$ 7,248,000	$ 12,005,000	$ 46,268,000	$ 72,551,000
Alternative investment funds | Integer					254		257
Underlying investments | Integer					834		901
Percent of underlying investments in private companies					93.00%		91.00%
Purchase of put options								7,451,000
Notational amount of put options			$ 141,300,000
Proceeds from equity interest	[1]							2,430,000
Proceeds from sale of put options by Ben				$ 1,000,000.0			968,000
Loss on financial instruments, net					$ (1,183,000)	(3,461,000)	(104,521,000)	(51,421,000)
Investments					331,367,000		329,119,000	497,221,000
Loss on financial instruments, net					1,183,000	3,461,000	104,521,000	51,421,000
Noncredit-related portion of net unrealized gains (losses)					(21,000)	4,290,000	4,070,000	11,226,000
Loss on investment in debt securities					500,000		12,600,000
Due in one year or less,amortized cost basis					1,687,000		1,687,000	66,000,000
Due in one year or less, fair value					1,942,000		1,964,000	75,900,000
No fixed maturity, amortized cost basis					998,000		998,000	998,000
No fixed maturity, fair value					477,000		998,000	998,000
Amortized Cost Basis					2,685,000		2,685,000	66,998,000
Fair Value					2,419,000		2,962,000	76,898,000
Other equity securities and interests					26,700,000		26,800,000	21,600,000
Transfer from Investments					56,700,000		56,700,000
Other equity securities and interests					0	0		10,800,000
Impairments on equity securities							37,800,000	0
Beneficient [Member]
Fair Value								620,000
Other equity securities and interests							6,000
Noncredit Related Portion [Member]
Noncredit-related portion of net unrealized gains (losses)						4,300,000
Parent Company [Member]
Investments							6,000	5,362,000	[2]
Put Option [Member]
Loss on financial instruments, net				700,000		(2,328,000)	(3,023,000)	(3,460,000)
Investments					0		0	3,991,000
Loss on financial instruments, net				$ (700,000)		2,328,000	3,023,000	3,460,000
Put Option [Member] | Beneficient [Member]
Loss on financial instruments, net							2,000,000.0	2,500,000
Loss on financial instruments, net							(2,000,000.0)	(2,500,000)
Put Option [Member] | Parent Company [Member]
Loss on financial instruments, net						(1,700,000)
Loss on financial instruments, net						1,700,000
Other Public Companies [Member] | Common Stock Including Additional Paid in Capital [Member]
Fair value of common stock					4,100,000		4,900,000	$ 8,800,000
CT Risk Management LLC [Member]
Purchase of put options			$ 5,000,000.0
Proceeds from equity interest		$ 2,400,000
GWG Holdings [Member] | Wind Down Trust [Member]
Fair value of common stock					200,000		600,000			$ 17,400,000
Beneficient Warrants [Member]
Combined distribution value					7,200,000
Loss on financial instruments, net					1,500,000	1,500,000	2,500,000
Loss on financial instruments, net					$ (1,500,000)	$ (1,500,000)	$ (2,500,000)

[1]	Retroactively adjusted the fiscal year ended March 31, 2023 for the de-SPAC merger transaction as described in Note 4.
[2]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4.